Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[1]	China
Nature of business	[1]	Banking
Ownership percentage	[1]	18.11%
Date of financial statements	[1],[2]	Dec. 31, 2023
Carrying value	[1]	$ 901	$ 895
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	[3]	Curacao
Nature of business	[3]	Banking
Ownership percentage	[3]	48.10%
Date of financial statements	[2],[3]	Dec. 31, 2023
Carrying value	[3]	$ 485	$ 489

[1]	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $513 (October 31, 2023 – $529). The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at January 31, 2024 using a value in use (VIU) discounted cash flow model. The Bank concluded that there is no impairment as at January 31, 2024 (October 31, 2023 – $185).
[2]	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
[3]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of January 31, 2024, these reserves amounted to $70 (October 31, 2023 – $71).